Ordinary Shares (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 10, 2020 CNY (¥) shares	Jul. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2022 Vote shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 shares
Ordinary Shares
Issuance cost | ¥				¥ 244,161
Conversion value of redeemable convertible preferred shares | ¥				¥ 1,031,001
Ordinary shares authorized			500,000,000		500,000,000
Ordinary shares subscribed but not issued			193,703,370		193,703,370
IPO
Ordinary Shares
Issuance cost	¥ 244,161	$ 37,419
IPO costs	¥ 12,038	$ 1,845
ADS | IPO
Ordinary Shares
Number of shares, issued	3,788,100	3,788,100
Class A ordinary shares
Ordinary Shares
Conversion of redeemable convertible preferred shares	24,131,100	24,131,100
Conversion value of redeemable convertible preferred shares | ¥	¥ 1,031,001
Ordinary shares authorized			300,000,000		300,000,000
Voting and conversion rights | Vote			1
Ordinary shares issued			55,379,583		46,379,583
Ordinary shares outstanding			48,639,660		40,377,645
Class A ordinary shares | IPO
Ordinary Shares
Number of shares, issued	3,788,100	3,788,100
Purchase price, per share | $ / shares		$ 10.00
Class B ordinary shares
Ordinary Shares
Ordinary shares authorized			6,296,630		6,296,630
Voting and conversion rights | Vote			15
Ordinary shares issued			6,296,630		6,296,630
Ordinary shares outstanding			6,296,630		6,296,630